Capital Management - Additional Information (Detail)		6 Months Ended
	Dec. 17, 2024	Apr. 30, 2025
Statement [Line Items]
Capital conservation buffer, percentage		2.50%
Common equity surcharge, percentage		1.00%
Domestic stability buffer, percentage	3.50%	3.50%